Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 927	$ 778	$ 3,242	$ 2,591
Unrealized gains (losses) on securities
Unrealized holding gain (loss) arising during the period	124	581	5,298	(935)
Reclassification adjustment for gains included in net income	(109)	(25)	(627)	(1,063)
Net unrealized gains (losses)	15	556	4,671	(1,998)
Tax effect	(6)	(189)	1,588	(679)
Net of tax	9	367	3,083	(1,319)
Unrealized gains (losses) on cash flow hedges
Unrealized holding gain (loss) arising during the period	83	314	(761)	(1,588)
Net unrealized gains	83	314	(761)	(1,588)
Tax effect	(27)	(107)	(259)	(540)
Net of tax	56	207	(502)	(1,048)
Total other comprehensive income (loss)	65	574	2,581	(2,367)
Other comprehensive income	$ 992	$ 1,352	$ 5,823	$ 224